Critical Accounting Estimates, Assumptions and Judgements	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Critical Accounting Estimates, Assumptions and Judgements
4.
Critical accounting estimates, assumptions and judgements

Estimates, assumptions and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

(a)
Impairment of goodwill

Goodwill is tested for impairment annually.

Goodwill is allocated to the CGUs identified by the Group which comprise of Marketplace country and Data and Software Services (“DSS”).

In 2022, the award business has become an intrinsic part of the local developer product mix and are allocated to Marketplace country CGUs on a revenue share basis.

4.
Critical accounting estimates, assumptions and judgements (continued)
(a)
Impairment of goodwill (continued)

The goodwill of $112,080,000 (2021: $115,817,000) is allocated to the Vietnam marketplace CGU which comprises PropertyGuru Viet Nam Joint Stock Company (formerly known as Dai Viet Technology & Investment JSC), its subsidiary (”PG Vietnam”) and Ensign operations in Vietnam.

The goodwill of $214,614,000 (2021: $225,908,000) is allocated to the Malaysia Marketplace CGU which comprises iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and Ensign operations in Malaysia.

The recoverable amount of goodwill and the associated CGU of PG Vietnam and Malaysia marketplace have been determined based on its value-in-use.

The determination of the fair value of the CGUs requires the use of estimates (Note 15(a)). The results of the impairment review undertaken at 31 December 2022 on the Group’s goodwill indicated that no impairment charge was necessary. Specific estimates and the sensitivity analysis are disclosed in Note 15(a).

(b)
Critical judgement over capitalisation of internally developed computer software and development cost in progress

The Group’s internally developed computer software and development cost in progress are capitalised based on management judgements relating to whether the criteria in Note 3.6(e) are met. Critical judgement is required in determining whether the expenditure enhances or extends the performance of computer software programmes beyond their original specifications or whether the costs are associated with maintaining computer software programmes. The carrying amounts of internally developed computer software and development cost in progress are disclosed in Note 15(e) and 15(f) respectively.

In 2022, a 1% reduction in total additions to development cost in progress will result in an employee compensation expense of $211,000.